UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22538

Advisers Investment Trust

(Exact name of registrant as specified in charter)

50 S. LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

The Northern Trust Company

50 S. LaSalle Street

Chicago, Illinois 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-4100

Date of fiscal year end: September 30

Date of reporting period: December 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
MORTGAGE-BACKED SECURITIES	85.0%
PRIVATE(a)	56.5%
Home Equity	56.5%
Argent Securities Trust Series 2006-M2 (Floating, ICE LIBOR USD 1M + 0.24%, 0.24% Floor)(b) 2.03%, 09/25/36		$1,156,352	$539,145
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W5 (Floating, ICE LIBOR USD 1M + 0.46%, 0.46% Floor)(b) 2.25%, 01/25/36		3,609,757	2,890,827
Bella Vista Mortgage Trust Series 2004-1 (Floating, ICE LIBOR USD 1M + 0.70%, 0.35% Floor, 11.25% Cap)(b) 2.46%, 11/20/34		380,198	387,903
Carbone CLO Ltd. (Floating, ICE LIBOR USD 3M + 1.14%)(b)(c) 3.11%, 01/20/31		3,000,000	2,992,616
CBAM Ltd. Series 2017-1 (Floating, ICE LIBOR USD 3M + 1.80%)(b)(c) 3.77%, 07/20/30		2,500,000	2,483,693
Chase Funding Trust Series 2003-3 (Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor)(b) 2.33%, 04/25/33		280,355	271,488
Chase Funding Trust Series 2004-2 (Floating, ICE LIBOR USD 1M + 0.50%, 0.25% Floor)(b) 2.29%, 02/26/35		1,531,944	1,478,508
Countrywide Asset-Backed Certificates Series 2006-22 (Floating, ICE LIBOR USD 1M + 0.23%, 0.23% Floor)(b) 2.02%, 05/25/47		3,338,383	535,139
Countrywide Asset-Backed Certificates Series 2006-S3 (Step to 6.61% on 02/25/20)(d) 6.59%, 06/25/21		9,664	463,419
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-2 6.00%, 03/25/35		339,989	314,603
CWHEQ Home Equity Loan Trust Series 2006-S2 5.84%, 07/25/27		28,633	248,562
CWHEQ Home Equity Loan Trust Series 2006-S5 5.75%, 06/25/35		17,637	1,341,530
Dryden 53 CLO Ltd. (Floating, ICE LIBOR USD 3M + 1.12%)(b)(c) 3.12%, 01/15/31		3,000,000	2,987,364
GE-WMC Asset-Backed Pass Through Certificates Series 2005-1 (Floating, ICE LIBOR USD 1M + 0.69%, 0.46% Floor)(b) 2.48%, 10/25/35		321,410	280,817
Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2007-A (Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor)(b) 2.24%, 04/25/37		10,000,000	2,782,667
Home Equity Mortgage Trust Series 2005-3 (Floating, ICE LIBOR USD 1M + 1.08%, 0.72% Floor)(b) 2.87%, 11/25/35		339,067	337,970

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Indymac Residential Mortgage-Backed Trust Series 2005-L3 (Floating, ICE LIBOR USD 1M + 0.44%, 0.22% Floor)(b) 2.23%, 12/25/38		$1,330,967	$959,960
Jamestown CLO XI Ltd. (Floating, ICE LIBOR USD 3M + 1.70%)(b)(c) 3.70%, 07/14/31		3,000,000	2,910,475
JP Morgan Mortgage Acquisition Corp. Series 2006-FRE2 (Floating, ICE LIBOR USD 1M + 0.37%, 0.37% Floor)(b) 2.16%, 02/25/36		4,436,524	1,474,491
JP Morgan Mortgage Acquisition Trust Series 2007-CH1(e) 4.88%, 11/25/36		380,649	419,218
JP Morgan Resecuritization Trust Series 2009-7(c)(f)(g) 7.00%, 09/27/37		9,767,288	6,531,615
LCM XXV Ltd. (Floating, ICE LIBOR USD 3M + 1.21%)(b)(c) 3.18%, 07/20/30		3,000,000	2,989,942
Lehman Mortgage Trust Series 2008-4 (Floating, ICE LIBOR USD 1M + 0.38%, 0.38% Floor, 7.00% Cap)(b) 2.17%, 01/25/37		606,044	216,527
Merrill Lynch Mortgage Investors Trust Series 2005-A6 (Floating, ICE LIBOR USD 1M + 0.65%, 0.65% Floor)(b) 2.44%, 08/25/35		1,433,192	1,088,107
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 (Floating, ICE LIBOR USD 1M + 0.26%, 0.26% Floor)(b) 2.05%, 07/25/37		4,016,902	2,264,497
Midocean Credit CLO IX (Floating, ICE LIBOR USD 3M + 1.75%, 1.75% Floor)(b)(c) 3.72%, 07/20/31		2,500,000	2,474,297
Morgan Stanley ABS Capital I, Inc. Series 2002-HE3 (Floating, ICE LIBOR USD 1M + 1.08%, 0.54% Floor)(b) 2.87%, 03/25/33		49,094	46,832
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-HE9 (Floating, ICE LIBOR USD 1M + 0.89%, 0.59% Floor)(b) 2.68%, 11/25/34		1,952,999	1,929,648
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1(e) 5.82%, 03/25/47		940,099	977,193
NP SPE II LLC(c) 6.44%, 11/19/49		2,964,286	2,950,678
Residential Asset Securitization Trust 2006-A6 (Floating, 5.90% - ICE LIBOR USD 1M, 5.90% Cap)(b)(h) 4.11%, 07/25/36		12,125,131	2,290,130
TBW Mortgage-Backed Trust Series 2006-5 6.20%, 11/25/36		9,215,000	2,544,462
TCI-Symphony CLO Ltd. Series 2017-1 (Floating, ICE LIBOR USD 3M + 1.70%)(b)(c) 3.70%, 07/15/30		3,000,000	2,959,374
Venture CDO Ltd. (Floating, ICE LIBOR USD 3M + 1.27%)(b)(c) 3.24%, 10/21/29		3,000,000	2,985,221

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Venture XXVII CLO Ltd. Series 2017-27A (Floating, ICE LIBOR USD 3M + 1.30%)(b)(c) 3.27%, 07/20/30		$3,145,000	$3,135,516
Vibrant CLO VI Ltd. (Floating, ICE LIBOR USD 3M + 1.24%)(b)(c) 3.15%, 06/20/29		3,000,000	2,996,589
Vibrant Clo VII Ltd. (Floating, ICE LIBOR USD 3M + 1.27%)(b)(c) 3.24%, 09/15/30		1,746,000	1,737,577
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2 (Floating, ICE LIBOR USD 1M + 0.35%, 0.35% Floor, 10.50% Cap)(b) 2.14%, 01/25/45		181,731	178,603
Wellfleet CLO Ltd. Series 2016-2 (Floating, ICE LIBOR USD 3M + 1.14%, 1.14% Floor)(b)(c) 3.11%, 10/20/28		2,650,000	2,652,291
Wellfleet CLO Ltd. Series 2017-3 (Floating, ICE LIBOR USD 3M + 1.15%, 1.15% Floor)(b)(c) 3.15%, 01/17/31		2,250,000	2,241,686
Wellfleet CLO Ltd. Series 2018-2 (Floating, ICE LIBOR USD 3M + 1.20%, 1.20% Floor)(b)(c) 3.17%, 10/20/31		1,000,000	995,934
York CLO-2 Ltd. (Floating, ICE LIBOR USD 3M + 1.15%)(b)(c) 3.10%, 01/22/31		3,250,000	3,242,824

			75,529,938

U.S. GOVERNMENT AGENCIES	28.5%
Fannie Mae Pool (Floating, ICE LIBOR USD 1Y + 1.61%, 1.61% Floor, 7.83% Cap)(b) 2.99%, 03/01/48		804,558	817,523
Fannie Mae Pool (Floating, ICE LIBOR USD 1Y + 1.60%, 1.60% Floor, 8.05% Cap)(b) 3.04%, 07/01/48		651,826	662,746
Fannie Mae REMICS(h) 3.50%, 05/25/41		6,526,385	450,522
Fannie Mae TBA 3.00%, 01/20/49		12,500,000	12,677,734
Fannie Mae TBA 3.50%, 01/20/49		12,500,000	12,858,887
Freddie Mac Non Gold Pool (Floating, ICE LIBOR USD 1Y + 1.63%, 1.63% Floor, 7.86% Cap)(b) 2.88%, 09/01/47		628,294	639,680
Freddie Mac Non Gold Pool (Floating, ICE LIBOR USD 1Y + 1.64%, 1.64% Floor, 8.05% Cap)(b) 3.04%, 06/01/48		703,843	713,995
Freddie Mac Non Gold Pool (Floating, ICE LIBOR USD 1Y + 1.63%, 1.63% Floor, 9.26% Cap)(b) 3.26%, 07/01/48		751,790	767,745
Freddie Mac REMICS(h) 3.50%, 05/15/40		7,902,151	507,616

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Government National Mortgage Association Series 2016-116(h) 3.50%, 11/20/44		$17,362,070	$2,108,681
Government National Mortgage Association Series 2016-60(h) 3.50%, 05/20/46		7,633,121	1,212,233
Government National Mortgage Association Series 2017-117 (Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap)(b)(h) 4.44%, 08/20/47		5,135,601	1,109,062
Government National Mortgage Association Series 2017-68 (Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap)(b)(h) 4.39%, 05/20/47		16,121,248	3,108,030
Government National Mortgage Association Series 2019-112(h) 3.50%, 04/20/49		1,413,012	122,630
Government National Mortgage Association Series 2019-112(h) 3.50%, 09/20/49		4,240,628	407,448

			38,164,532

TOTAL MORTGAGE-BACKED SECURITIES (Cost $113,397,280)			113,694,470

MUNICIPAL BONDS	7.2%
GDB Debt Recovery Authority of Commonwealth Puerto Rico Taxable Revenue Bond 7.50%, 08/20/40		5,275,465	4,114,863
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Capital Appreciation Restructured Series 0.00%, 07/01/51		28,509,000	5,564,101

TOTAL MUNICIPAL BONDS (Cost $8,594,359)			9,678,964

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS(a)	26.3%
Northern Institutional Treasury Portfolio (Premier Class), 1.51%(i)		35,187,428	35,187,428

TOTAL SHORT-TERM INVESTMENTS (Cost $35,187,428)			35,187,428

TOTAL INVESTMENTS (Cost $157,179,067)	118.5%		158,560,862
NET OTHER ASSETS (LIABILITIES)	(18.5%)		(24,787,573)

NET ASSETS	100.0%		$133,773,289

(a)All or a portion of this security is designated as collateral for the TBA security at December 31, 2019.

(b)Floating rate security. The rate presented is the rate in effect at December 31, 2019, and the related index and spread are shown parenthetically for each security.

(c)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(d)Step coupon bond. Rate as of December 31, 2019 is disclosed.

(e)The interest rate on this certificate may increase 0.50% per annum after the first possible optional termination date.

(f)Variable rate security. Rate as of December 31, 2019 is disclosed.

(g)Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(h)Interest only security

(i)7-day current yield as of December 31, 2019 is disclosed.

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

Abbreviations:

CDO – Collateralized Debt Obligation

CLO – Collateralized Loan Obligation

TBA – To be announced

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2019 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 21, 2018. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The River Canyon Total Return Bond Fund (the “Fund”) is a series of the Trust, and the Fund’s Institutional Shares class commenced operations on December 30, 2014. Prior to April 6, 2015 shares of the Fund were not registered under the Securities Act of 1933, as amended (the “1933 Act”). During that time, investments in the Fund were made only by individuals or entities that were “accredited investors” within the meaning of Regulation D under the 1933 Act, and shares were issued solely in private placement transactions that did not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Effective April 6, 2015, the Fund became publicly available for investment.

The Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund. The investment objective of the Fund is to seek to maximize total return.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

• Level 1 —quoted prices in active markets for identical assets

• Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund is calculated.

Debt and other fixed income securities are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2019 (Unaudited)

Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2019 in valuing the Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
River Canyon Total Return Bond Fund
Mortgage-Backed Securities(1)	$—	$113,694,470	$—	$113,694,470
Municipal Bonds	—	9,678,964	—	9,678,964
Short-Term Investments	35,187,428	—	—	35,187,428

Total Investments	$35,187,428	$123,373,434	$—	$158,560,862

(1)	See investment industries in the Schedule of Investments.

As of December 31, 2019, there were no Level 3 securities held by the Fund. There were no transfers to or from Level 3 during the period ended December 31, 2019.

FORWARD COMMITMENTS

The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transaction”) consistent with the Fund’s ability to manage its investment portfolio. No interest will be earned by the Fund on such purchases until the securities are delivered, however the market value may change prior to delivery. When the Fund makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of such Fund’s commitments will be reserved for payment of the commitment.

The Fund may enter into TBA sale commitments to help manage portfolio duration, hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered.

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2019 (Unaudited)

A.	Federal Income Tax

As of December 31, 2019, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
River Canyon Total Return Bond Fund	$157,240,655	$2,983,280	$(1,663,073)	$1,320,207

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.6%
Communication Services	12.7%
Alphabet, Inc. - Class C(a)		391	$522,775
Comcast Corp. - Class A		12,533	563,609
Electronic Arts, Inc.(a)		3,949	424,557
Sirius XM Holdings, Inc.		31,918	228,214
Walt Disney (The) Co.		3,156	456,452

			2,195,607

Consumer Discretionary	15.1%
Amazon.com, Inc.(a)		393	726,201
Aptiv PLC		882	83,764
Booking Holdings, Inc.(a)		170	349,134
Floor & Decor Holdings, Inc. - Class A(a)		861	43,747
Home Depot (The), Inc.		1,098	239,781
Las Vegas Sands Corp.		1,374	94,861
NIKE, Inc. - Class B		2,594	262,798
O’Reilly Automotive, Inc.(a)		372	163,033
Royal Caribbean Cruises Ltd.		1,468	195,993
Starbucks Corp.		925	81,326
TJX (The) Cos., Inc.		6,004	366,604

			2,607,242

Consumer Staples	16.9%
Alimentation Couche-Tard, Inc. - Class B		17,575	557,749
Anheuser-Busch InBev S.A./N.V. - ADR		5,222	428,413
Casey’s General Stores, Inc.		475	75,520
Coca-Cola (The) Co.		9,037	500,198
Constellation Brands, Inc. - Class A		2,224	422,004
Mondelez International, Inc. - Class A		9,534	525,133
PepsiCo, Inc.		2,998	409,737

			2,918,754

Financials	8.8%
Berkshire Hathaway, Inc. - Class B(a)		1,298	293,997
CME Group, Inc.		1,308	262,542
M&T Bank Corp.		1,222	207,434
Moody’s Corp.		188	44,633
PNC Financial Services Group (The), Inc.		1,644	262,432
Wells Fargo & Co.		8,434	453,749

			1,524,787

Health Care	17.0%
Alcon, Inc.(a)		3,053	172,708
Becton Dickinson and Co.		1,721	468,060
Boston Scientific Corp.(a)		7,914	357,871
Intuitive Surgical, Inc.(a)		74	43,745
Johnson & Johnson		4,795	699,447

See Notes to Schedules of Investments.

1

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Medtronic PLC		5,121	$580,978
UnitedHealth Group, Inc.		2,079	611,184

			2,933,993

Industrials	2.2%
Air Lease Corp.		5,314	252,521
Copart, Inc.(a)		1,454	132,227

			384,748

Information Technology	17.8%
Adobe, Inc.(a)		1,184	390,495
Amphenol Corp. - Class A		1,802	195,031
Keysight Technologies, Inc.(a)		548	56,241
Mastercard, Inc. - Class A		2,129	635,698
Microsoft Corp.		5,532	872,397
PayPal Holdings, Inc.(a)		2,392	258,743
Synopsys, Inc.(a)		421	58,603
Visa, Inc. - Class A		3,278	615,936

			3,083,144

Materials	3.1%
Ecolab, Inc.		764	147,444
Martin Marietta Materials, Inc.		475	132,829
Sherwin-Williams (The) Co.		451	263,177

			543,450

Real Estate	1.0%
American Tower Corp.		770	176,962

TOTAL COMMON STOCKS (Cost $13,084,744)			16,368,687

SHORT-TERM INVESTMENTS	4.8%
Northern Institutional
U.S. Government Select Portfolio – Shares Class, 1.53%(b)		830,857	830,857

TOTAL SHORT-TERM INVESTMENTS (Cost $830,857)			830,857

TOTAL INVESTMENTS (Cost $13,915,601)	99.4%		17,199,544
NET OTHER ASSETS (LIABILITIES)	0.6%		108,970

NET ASSETS	100.0%		$17,308,514

(a) Non-income producing security.

(b) 7-day current yield as of December 31, 2019 is disclosed.

Abbreviations:

ADR – American Depositary Receipt

See Notes to Schedules of Investments.

2

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

At December 31, 2019, the Vontobel U.S. Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
United States	84.0%
Ireland	3.9
Canada	3.2
Belgium	2.5
All other countries less than 2%	1.0
Total	94.6%

See Notes to Schedules of Investments.

3

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 21, 2018. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Vontobel U.S. Equity Institutional Fund (the “Fund”) is a series of the Trust and commenced operations on March 27, 2018. These financial statements and notes only relate to the Fund.

The Fund is a diversified fund. The investment objective of the Fund is to provide long-term capital appreciation.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

4

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its international equity securities.

In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2019 in valuing the Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Vontobel U.S. Equity Institutional Fund
Common stocks*	$16,368,687	$—	$—	$16,368,687
Short-Term Investments	830,857	—	—	830,857

Total Investments	$17,199,544	$—	$—	$17,199,544

*See additional categories in the Schedule of Investments.

As of December 31, 2019, there were no Level 2 or 3 securities held by the Fund. There were no transfers to or from Level 3 during the year ended December 31, 2019.

CURRENCY TRANSACTIONS

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

FEDERAL INCOME TAX INFORMATION

As of December 31, 2019, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Vontobel U.S. Equity Institutional Fund	$13,921,780	$3,313,604	$(35,840)	$3,277,764

5

Item 2.   Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that the disclosure controls and procedures are adequately designed and are operating effectively to reasonably ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisers Investment Trust

By:	/s/Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date:	February 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan, President and Principal Executive Officer

Date:	February 28, 2020

By:	/s/Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date:	February 28, 2020